Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events After the Reporting Period Disclosure [Abstract]
Events after the reporting period

31. Events after the reporting period

In March, 2023, the Group announced an agreement to acquire a 49% equity interest in Singapore domiciled KOLO.Market, with an option to acquire the remaining 51%, in consideration of $6,500,000 by issuing 4,333,333 shares at the issue price of $1.5 each. This agreement’s contents replace the contents of the original agreement signed in February, 2022 which was cancelled. In May, 2023, Mr. Xiao Ruojun, who joined the company in February 2023, will take over Mr. Chan’s role and serve as the Financial Vice President of the Company.